Related Party Disclosures - Summary of Transactions with Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stevanato Holding S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		€ 4,475
Swissfillon AG
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		565	€ 790
Winckler & Co. Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	€ 313	352	350
Trade payables	28	29
Società Agricola Stella S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	90	99	72
Trade payables	48	54
SFEM Italia S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	19	19	19
Trade payables	2	2
MJB Consultants LLC
Disclosure Of Transactions Between Related Parties [Line Items]
Costs		57	142
Progenitor Capital Partners LLC
Disclosure Of Transactions Between Related Parties [Line Items]
Costs		67	84
E & FKH Ejendomme ApS
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	419	410	399
Piovesan Barbara
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	30	30	30
Studio Legale Spinazzi Azzarita Troi
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	384	578	536
Trade payables	70	151
Federici William
Disclosure Of Transactions Between Related Parties [Line Items]
Costs		69
Fondazione Stevanato
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	305	180	€ 155
C.T.S. Studio AS
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	23	20
Trade payables	2	2
Incog Biopharma Services Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue	509	671
Trade receivables	€ 451	€ 393